GUIDESTONE FUNDS

Supplement dated September 6, 2018

to

Prospectus dated May 1, 2018

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.

I.         PORTFOLIO MANAGER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND

In the section “Sub-Advisers and Portfolio Managers” for the Strategic Alternatives Fund, on page 94, the disclosure for Goldman Sachs Asset Management, L.P. is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P.
Iain Lindsay, CFA Managing Director and Co-Head Global Fixed Income Portfolio Management	Since August 2018
Jonathon Orr, CFA Portfolio Manager	Since August 2018

Under the heading “Sub-Advisers,” the disclosure pertaining to Goldman Sachs Asset Management, L.P. for the Strategic Alternatives Fund, on page 175, is deleted in its entirety and replaced with the following:

Goldman Sachs Asset Management, L.P. (“GSAM”), 200 West Street, New York, New York 10282: GSAM serves as sub-adviser to an assigned portion of the Strategic Alternatives Fund. As of June 30, 2018, GSAM, along with its investment advisory affiliates, had approximately $1.3 trillion in assets under supervision (“AUS”). AUS includes assets under management and other client assets for which the firm does not have full discretion. There are seven investment strategy teams within the Global Fixed Income and Liquidity Management Team that are responsible for managing GSAM’s portion of the Strategic Alternatives Fund. The team is organized into a series of specialist teams that focus on generating and implementing investment ideas within their area of expertise. Ultimate accountability for the Strategic Alternatives Fund’s portfolio account resides with portfolio managers, Iain Lindsay, CFA, Managing Director and Co-Head of Global Fixed Income Portfolio Management, and Jonathon Orr, CFA, Portfolio Manager. Mr. Lindsay has served as a portfolio manager for GSAM for more than five years. Mr. Orr has served as a portfolio manager for GSAM since 2015. Prior to this, he spent 10 years within the Securities Division of Goldman, Sachs & Co. where he headed the EMEA Team within Prime Brokerage Risk.

II.         CHANGE TO REDEEMING RECENTLY PURCHASED SHARES

Under the heading “Redeeming Recently Purchased Shares,” on page 193, the disclosure is deleted in its entirety and replaced with the following:

If you are redeeming shares that you recently purchased by check, the Funds may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after your check is received. To avoid this delay, pay for your shares by federal funds wire transfer.

If you are redeeming shares that you recently purchased by ACH, those shares may be subject to a 60-day waiting period during which such shares may only be redeemed by ACH to the same bank account from which the funds were initially withdrawn. Such shares may not be redeemed online during the 60-day waiting period.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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GUIDESTONE FUNDS

Supplement dated September 6, 2018

to

Statement of Additional Information dated May 1, 2018

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.

I.        ADDITION OF TRUSTEE TO BOARD OF TRUSTEES

The SAI is hereby amended to add Randall T. Hahn as an “interested person” of the Board of Trustees of GuideStone Funds (“Interested Trustee”), as the term “interested person” is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, effective August 23, 2018.

Under the heading, “Management of the Funds,” beginning on page 54, the following information is added to the portion of the table listing the Interested Trustees:

Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
INTERESTED TRUSTEES[2]
Randall T. Hahn, D.Min (1965) 5005 Lyndon B Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Trustee	Since 2018	Senior Pastor, The Heights Baptist Church, 2002 – present.	24	GuideStone Financial Resources – Board of Trustees Member, June 2015 – present.
(1)

Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.

(2)	Dr. Hahn and Mr. Morris are Interested Trustees of the Trust due to their positions on the Board of Trustees of GuideStone Financial Resources.

In addition, under the heading “Management of the Funds,” on page 58, the following paragraph is added in alphabetical order:

Randall T. Hahn, D.Min. Dr. Hahn is the Senior Pastor at The Heights Baptist Church in Colonial Heights, Virginia, where he has served since 2002. He holds a Bachelor of Arts degree from Texas A&M University, a Master of Theology degree from Dallas Theological Seminary and a Doctor of Ministry degree from Southeastern Baptist Theological Seminary. Dr. Hahn currently serves on the Board of Trustees of GuideStone Financial Resources.

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In the section entitled Security and Other Interests, on page 60, the following information is added to the portion of the table listing the Interested Trustees, which is current as of June 30, 2018:

Name of Trustee	Dollar Range of Equity Securities in each Series of the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies
INTERESTED TRUSTEES
Randall T. Hahn, D.Min

$10,001 - $50,000 in the Low-Duration Bond Fund

$10,001 - $50,000 in the Medium-Duration Bond Fund

$10,001 - $50,000 in the Extended-Duration Bond Fund

$10,001 - $50,000 in the Global Bond Fund

$50,001 - $100,000 in the Defensive Market Strategies Fund

$1 - $10,000 in the Global Real Estate Securities Fund

$50,001 - $100,000 in the Value Equity Fund

$50,001 - $100,000 in the Growth Equity Fund

$10,001 - $50,000 in the Small Cap Equity Fund

$50,001 - $100,000 in the International Equity Fund

$10,001 - $50,000 in the Emerging Markets Equity Fund

Over $100,000

In the section describing Security and Other Interests, beginning on page 60, the following sentence after the table is deleted in its entirety and replaced with the following:

As a group, the Trustees and officers of the Trust owned less than 1% of each Class of a Fund, as of June 30, 2018.

In the section describing Security and Other Interests, beginning on page 60, the fourth paragraph in this section is deleted in its entirety and replaced with the following:

Dr. Hahn and Mr. Tucker’s spouse are beneficiaries of the Southern Baptist Churches 403(b)(9) Retirement Plan sponsored by GuideStone Financial Resources. Mr. Mack is a beneficiary of the 403(b)(9) Retirement Plan of the South Carolina Baptist Convention sponsored by GuideStone Financial Resources.

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II.         PORTFOLIO MANAGER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND

The “Other Accounts Managed” chart, beginning on page 73, is amended as follows to update the information for Goldman Sachs Asset Management, L.P. This information is current as of December 31, 2017, except as noted.

	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Sub-Adviser Portfolio Managers	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Goldman Sachs Asset Management, L.P.
Jonathan Beinner	59	$213,425	390	$220,327	3,901	$351,292	N/A	N/A	8	$6,834	49	$23,428
Hiren Dasani, CFA*	2	$1,743	3	$6,375	2	$105	N/A	N/A	N/A	N/A	N/A	N/A
Iain Lindsay, CFA**	N/A	N/A	N/A	N/A	15	$8,926	N/A	N/A	N/A	N/A	N/A	N/A
Jonathon Orr, CFA**	N/A	N/A	N/A	N/A	4	$2,581	N/A	N/A	N/A	N/A	N/A	N/A
Michael Swell	59	$213,425	390	$220,327	3,901	$351,292	N/A	N/A	8	$6,834	49	$23,428
Basak Yavuz, CFA*	2	$1,556	4	$4,025	2	$105	N/A	N/A	N/A	N/A	N/A	N/A

*Information is current as of March 31, 2018.

**Information is current as of June 30, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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